Related Party Balances and Transactions - Summary of Amounts Due to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 2,265	$ 355	¥ 1,984
PP Credit Data Service Shanghai Company Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 2,265		¥ 1,984